Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 12/10/2015

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: November 30, 2015

Reference is made to the Series 2002-CC Supplement as amended,(the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended,(the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of December 14, 2015 and with respect to the performance of the Trust during the related Monthly Period from November 1, 2015 through November 30, 2015. Current Distribution Date is December 15, 2015.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commision (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2006- 3)	14041NCQ2	15-Dec-15	1,683,333.33	4.2083333250
Class A (2006-11)	14041NDB4	15-Dec-15	173,395.83	0.2311944400
Class A (2007- 1)	14041NDG3	15-Dec-15	124,357.64	0.1989722240
Class A (2007- 2)	14041NDL2	15-Dec-15	156,197.22	0.2231388857
Class A (2007- A)	U13554AD9	15-Dec-15	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	15-Dec-15	114,550.00	0.1909166667
Class A (2007-7)	14041NDX6	15-Dec-15	4,791,666.67	4.7916666700
Class A (2013-1)	14041NEK3	15-Dec-15	393,750.00	0.5250000000
Class A (2013-2)	14041NEL1	15-Dec-15	212,586.11	0.3036944429
Class A (2013-3)	14041NEM9	15-Dec-15	600,000.00	0.8000000000
Class A (2014-1)	14041NEN7	15-Jan-16	—	0.0000000000
Class A (2014-2)	14041NEP2	15-Dec-15	1,102,500.00	1.0500000000
Class A (2014-3)	14041NER8	15-Dec-15	209,162.50	0.4648055556
Class A (2014-4)	14041NES6	15-Dec-15	246,781.94	0.4486944364
Class A (2014-5)	14041NET4	15-Dec-15	1,603,333.33	1.2333333308
Class A (2015-1)	14041NEU1	15-Dec-15	1,447,916.67	1.1583333360
Class A (2015-2)	14041NEV9	15-Dec-15	1,126,666.67	1.7333333385
Class A (2015-3)	14041NEW7	15-Dec-15	204,389.58	0.4809166588
Class A (2015-4)	14041NEX5	15-Dec-15	630,208.33	2.2916666545
Class A (2015-5)	14041NEY3	15-Dec-15	933,333.33	1.3333333286
Class A (2015-6)	14041NEZ0	15-Dec-15	388,237.50	0.4567500000
Class A (2015-7)	14041NFA4	15-Dec-15	821,666.67	1.9333333412
Class A (2015-8)	14041NFB2	15-Dec-15	1,366,666.67	2.7333333400

Total Class A			19,197,366.66

Class B (2004-3)	14041NBL4	15-Dec-15	112,012.50	0.7467500000
Class B (2005-3)	14041NCG4	15-Jan-16	—	0.0000000000
Class B (2006-1)	14041NCT6	15-Dec-15	67,243.75	0.3842500000
Class B (2007- 1)	14041NDH1	15-Dec-15	131,668.06	0.3761944571
Class B (2009-C)		15-Dec-15	821,425.00	0.7467500000

Total Class B			1,132,349.31

Class C (2007-1)	14041NDJ7	15-Dec-15	163,608.33	0.5453611000
Class C (2009-A)		15-Dec-15	1,658,256.25	1.0528611111

Total Class C			1,821,864.58

Total			22,151,580.55

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
NOTHING TO REPORT

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2006- 3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007- 1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007- 2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007- A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2013-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2013-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2013-3)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2014-1)	950,000,000.00	950,000,000.00	950,000,000.00	950,000,000.00
Class A (2014-2)	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00
Class A (2014-3)	450,000,000.00	450,000,000.00	450,000,000.00	450,000,000.00
Class A (2014-4)	550,000,000.00	550,000,000.00	550,000,000.00	550,000,000.00
Class A (2014-5)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
Class A (2015-1)	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00
Class A (2015-2)	650,000,000.00	650,000,000.00	650,000,000.00	650,000,000.00
Class A (2015-3)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
Class A (2015-4)	275,000,000.00	275,000,000.00	275,000,000.00	275,000,000.00
Class A (2015-5)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2015-6)	850,000,000.00	850,000,000.00	850,000,000.00	850,000,000.00
Class A (2015-7)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
Class A (2015-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00

Total Class A	15,850,000,000.00	15,850,000,000.00	15,850,000,000.00	15,850,000,000.00

Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007- 1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00

Total Class B	1,875,000,000.00	1,875,000,000.00	1,875,000,000.00	1,875,000,000.00

Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2009-A)	1,575,000,000.00	1,575,000,000.00	1,575,000,000.00	1,575,000,000.00

Total Class C	1,875,000,000.00	1,875,000,000.00	1,875,000,000.00	1,875,000,000.00

Class D (2002-1)		606,189,668.03	606,189,668.03	606,189,668.03

Total	19,600,000,000.00	20,206,189,668.03	20,206,189,668.03	20,206,189,668.03

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2006- 3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007- 1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007- 2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007- A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2013-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2013-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2013-3)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2014-1)	950,000,000.00	—	—	—	—	—	—	950,000,000.00
Class A (2014-2)	1,050,000,000.00	—	—	—	—	—	—	1,050,000,000.00
Class A (2014-3)	450,000,000.00	—	—	—	—	—	—	450,000,000.00
Class A (2014-4)	550,000,000.00	—	—	—	—	—	—	550,000,000.00
Class A (2014-5)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
Class A (2015-1)	1,250,000,000.00	—	—	—	—	—	—	1,250,000,000.00
Class A (2015-2)	650,000,000.00	—	—	—	—	—	—	650,000,000.00
Class A (2015-3)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
Class A (2015-4)	275,000,000.00	—	—	—	—	—	—	275,000,000.00
Class A (2015-5)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2015-6)	850,000,000.00	—	—	—	—	—	—	850,000,000.00
Class A (2015-7)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
Class A (2015-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00

Total Class A	15,850,000,000.00	—	—	—	—	—	—	15,850,000,000.00

Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007- 1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	1,100,000,000.00	—	—	—	—	—	—	1,100,000,000.00

Total Class B	1,875,000,000.00	—	—	—	—	—	—	1,875,000,000.00

Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2009-A)	1,575,000,000.00	—	—	—	—	—	—	1,575,000,000.00

Total Class C	1,875,000,000.00	—	—	—	—	—	—	1,875,000,000.00

Class D (2002-1)	606,189,668.03	—	—	—	—	—	—	606,189,668.03

Total	20,206,189,668.03	—	—	—	—	—	—	20,206,189,668.03

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Account	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
NOTHING TO REPORT

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2006- 3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-11)	0.287%	—	173,395.83	—	173,395.83	(173,395.83)	—	0.00
Class A (2007- 1)	0.247%	—	124,357.64	—	124,357.64	(124,357.64)	—	0.00
Class A (2007- 2)	0.277%	—	156,197.22	—	156,197.22	(156,197.22)	—	0.00
Class A (2007- A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.237%	—	114,550.00	—	114,550.00	(114,550.00)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2013-1)	0.630%	—	393,750.00	—	393,750.00	(393,750.00)	—	0.00
Class A (2013-2)	0.377%	—	212,586.11	—	212,586.11	(212,586.11)	—	0.00
Class A (2013-3)	0.960%	—	600,000.00	—	600,000.00	(600,000.00)	—	0.00
Class A (2014-1)	0.521%	439,533.33	398,327.08	—	398,327.08	—	837,860.41	1.80
Class A (2014-2)	1.260%	—	1,102,500.00	—	1,102,500.00	(1,102,500.00)	—	0.00
Class A (2014-3)	0.577%	—	209,162.50	—	209,162.50	(209,162.50)	—	0.00
Class A (2014-4)	0.557%	—	246,781.94	—	246,781.94	(246,781.94)	—	0.00
Class A (2014-5)	1.480%	—	1,603,333.33	—	1,603,333.33	(1,603,333.33)	—	0.00
Class A (2015-1)	1.390%	—	1,447,916.67	—	1,447,916.67	(1,447,916.67)	—	0.00
Class A (2015-2)	2.080%	—	1,126,666.67	—	1,126,666.67	(1,126,666.67)	—	0.00
Class A (2015-3)	0.597%	—	204,389.58	—	204,389.58	(204,389.58)	—	0.00
Class A (2015-4)	2.750%	—	630,208.33	—	630,208.33	(630,208.33)	—	0.00
Class A (2015-5)	1.600%	—	933,333.33	—	933,333.33	(933,333.33)	—	0.00
Class A (2015-6)	0.567%	—	388,237.50	—	388,237.50	(388,237.50)	—	0.00
Class A (2015-7)	1.450%	—	821,666.67	—	821,666.67	(821,666.67)	—	0.00
Class A (2015-8)	2.050%	—	1,366,666.67	—	1,366,666.67	(1,366,666.67)	—	0.00

Total Class A		439,533.33	19,595,693.74	—	19,595,693.74	(19,197,366.66)	837,860.41	1.80

Class B (2004-3)	0.927%	—	112,012.50	—	112,012.50	(112,012.50)	—	0.00
Class B (2005-3)	0.871%	77,377.78	70,123.61	—	70,123.61	—	147,501.39	0.30
Class B (2006-1)	0.477%	—	67,243.75	—	67,243.75	(67,243.75)	—	0.00
Class B (2007- 1)	0.467%	—	131,668.06	—	131,668.06	(131,668.06)	—	0.00
Class B (2009-C)	—	—	821,425.00	—	821,425.00	(821,425.00)	—	0.00

Total Class B		77,377.78	1,202,472.92	—	1,202,472.92	(1,132,349.31)	147,501.39	0.30

Class C (2007-1)	0.677%	—	163,608.33	—	163,608.33	(163,608.33)	—	0.00
Class C (2009-A)	—	—	1,658,256.25	—	1,658,256.25	(1,658,256.25)	—	0.00

Total Class C		—	1,821,864.58	—	1,821,864.58	(1,821,864.58)	—	—
Total		516,911.11	22,620,031.24	—	22,620,031.24	(22,151,580.55)	985,361.80	2.10

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2006- 3)	45,570,000.00	45,570,000.00	45,570,000.00	45,570,000.00	15,190,000.00	15,190,000.00
Class A (2006-11)	85,443,750.00	85,443,750.00	85,443,750.00	85,443,750.00	28,481,250.00	28,481,250.00
Class A (2007- 1)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
Class A (2007- 2)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
Class A (2007- A)	22,785,000.00	22,785,000.00	22,785,000.00	22,785,000.00	7,595,000.00	7,595,000.00
Class A (2007-5)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
Class A (2007-7)	113,925,000.00	113,925,000.00	113,925,000.00	113,925,000.00	37,975,000.00	37,975,000.00
Class A (2013-1)	85,443,750.00	85,443,750.00	85,443,750.00	85,443,750.00	28,481,250.00	28,481,250.00
Class A (2013-2)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
Class A (2013-3)	85,443,750.00	85,443,750.00	85,443,750.00	85,443,750.00	28,481,250.00	28,481,250.00
Class A (2014-1)	108,228,750.00	108,228,750.00	108,228,750.00	108,228,750.00	36,076,250.00	36,076,250.00
Class A (2014-2)	119,621,250.00	119,621,250.00	119,621,250.00	119,621,250.00	39,873,750.00	39,873,750.00
Class A (2014-3)	51,266,250.00	51,266,250.00	51,266,250.00	51,266,250.00	17,088,750.00	17,088,750.00
Class A (2014-4)	62,658,750.00	62,658,750.00	62,658,750.00	62,658,750.00	20,886,250.00	20,886,250.00
Class A (2014-5)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
Class A (2015-1)	142,406,250.00	142,406,250.00	142,406,250.00	142,406,250.00	47,468,750.00	47,468,750.00
Class A (2015-2)	74,051,250.00	74,051,250.00	74,051,250.00	74,051,250.00	24,683,750.00	24,683,750.00
Class A (2015-3)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
Class A (2015-4)	31,329,375.00	31,329,375.00	31,329,375.00	31,329,375.00	10,443,125.00	10,443,125.00
Class A (2015-5)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
Class A (2015-6)	96,836,250.00	96,836,250.00	96,836,250.00	96,836,250.00	32,278,750.00	32,278,750.00
Class A (2015-7)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
Class A (2015-8)	56,962,500.00	56,962,500.00	56,962,500.00	56,962,500.00	18,987,500.00	18,987,500.00

Total Class A	1,805,711,250.00	1,805,711,250.00	1,805,711,250.00	1,805,711,250.00	601,903,750.00	601,903,750.00
Class B (2004-3)			145,023,809.47	145,023,809.47	48,341,269.82	48,341,269.82
Class B (2005-3)			96,682,539.64	96,682,539.64	32,227,513.21	32,227,513.21
Class B (2006-1)			169,194,444.38	169,194,444.38	56,398,148.12	56,398,148.12
Class B (2007- 1)			338,388,888.75	338,388,888.75	112,796,296.25	112,796,296.25
Class B (2009-C)			1,063,507,936.09	1,063,507,936.09	354,502,645.37	354,502,645.37

Total Class B			1,812,797,618.33	1,812,797,618.33	604,265,872.77	604,265,872.77
Class C (2007-1)					96,990,346.88	96,990,346.88
Class C (2009-A)					509,199,321.15	509,199,321.15

Total Class C					606,189,668.03	606,189,668.03

N. Early Redemption Event

Current Month Excess Spread Amount	$254,698,118.79

Prior Month Excess Spread Amount	$274,543,936.80

Two Months Prior Excess Spread Amount	$252,231,743.32

Three Month Average Excess Spread Amount	$260,491,266.30

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report

Most Recent Form ABS - 15G

Filed by: Capital One Funding, LLC

CIK#: 0001162387

Date: February 12, 2015

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of December, 2015.

Capital One Bank (USA), National Association
as Administrator

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorized Officer
Date:	12/10/2015

Signature page to CARD SERIES SCHEDULE TO MONTHLY NOTEHOLDERS’ STATEMENT